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Leuthold Core ETF
Account Value [Line Items]
Account Value	$ 14,611	$ 14,447	$ 14,263	$ 13,915	$ 13,795	$ 13,436	$ 13,912	$ 13,617	$ 13,307	$ 13,260	$ 12,768	$ 12,152	$ 12,313	$ 12,677	$ 12,879	$ 12,591	$ 12,077	$ 12,088	$ 12,069	$ 11,869	$ 12,162	$ 11,772	$ 12,027	$ 11,619	$ 11,090	$ 11,602	$ 11,826	$ 11,335	$ 11,958	$ 11,828	$ 12,366	$ 12,308	$ 12,340	$ 12,715	$ 12,465	$ 12,536	$ 12,099	$ 12,459	$ 12,273	$ 12,159	$ 12,190	$ 12,045	$ 11,694	$ 11,510	$ 11,425	$ 11,361	$ 11,019	$ 10,495	$ 10,652	$ 10,854	$ 10,511	$ 10,102	$ 9,954	$ 9,654	$ 9,069	$ 9,645	$ 9,981	$ 10,000
Leuthold Core Investment Fund (Institutional Class)
Account Value [Line Items]
Account Value	1,928,282	1,912,914	1,898,885	1,831,215	1,828,214	1,779,670	1,860,302	1,813,850	1,767,152	1,739,297	1,679,155	1,600,628	1,610,788	1,654,546	1,670,133	1,646,753	1,576,138	1,586,237	1,576,138	1,563,571	1,593,759	1,555,056	1,588,340	1,527,113	1,453,431	1,514,111	1,545,173	1,495,329	1,585,626	1,552,397	1,598,629	1,603,686	1,618,133	1,667,255	1,626,080	1,629,994	1,581,142	1,636,187	1,616,921	1,590,087	1,612,105	1,580,454	1,535,043	1,475,182	1,445,596	1,446,284	1,411,194	1,335,930	1,356,546	1,373,039	1,343,489	1,291,262	1,279,579	1,237,660	1,168,939	1,264,093	1,311,419		$ 1,312,791	$ 1,293,180	$ 1,286,865	$ 1,270,652	$ 1,277,846	$ 1,263,003	$ 1,252,883	$ 1,212,441	$ 1,242,078	$ 1,225,239	$ 1,222,354	$ 1,220,337	$ 1,175,289	$ 1,221,010	$ 1,217,369	$ 1,254,019	$ 1,274,088	$ 1,254,562	$ 1,234,425	$ 1,247,867	$ 1,246,648	$ 1,263,717	$ 1,273,355	$ 1,308,066	$ 1,251,432	$ 1,253,254	$ 1,236,340	$ 1,213,325	$ 1,190,044	$ 1,178,839	$ 1,159,968	$ 1,150,352	$ 1,134,432	$ 1,120,281	$ 1,121,722	$ 1,098,745	$ 1,079,893	$ 1,069,877	$ 1,036,871	$ 1,060,329	$ 1,064,435	$ 1,063,262	$ 1,035,111	$ 1,050,946	$ 1,042,149	$ 1,049,186	$ 1,019,863	$ 1,006,961	$ 1,032,179	$ 1,040,389	$ 1,048,203	$ 1,040,301	$ 1,033,465	$ 1,065,073	$ 1,057,736	$ 1,065,638	$ 1,052,092	$ 1,062,251	$ 1,053,750	$ 1,029,493	$ 1,041,340	$ 1,035,281	$ 1,016,976	$ 1,000,000
LEUTHOLD CORE INVESTMENT FUND (Retail Class)
Account Value [Line Items]
Account Value	19,105	18,947	18,815	18,149	18,115	17,632	18,435	17,976	17,518	17,241	16,645	15,871	15,972	16,404	16,559	16,326	15,634	15,735	15,634	15,512	15,813	15,435	15,759	15,156	14,422	15,026	15,336	14,846	15,746	15,415	15,876	15,926	16,070	16,560	16,150	16,195	15,709	16,257	16,065	15,798	16,017	15,709	15,256	14,666	14,372	14,378	14,036	13,279	13,491	13,655	13,361	12,840	12,731	12,313	11,628	12,575	13,047		13,061	12,866	12,810	12,642	12,723	12,575	12,474	12,074	12,369	12,201	12,175	12,155	11,706	12,162	12,125	12,491	12,695	12,500	12,299	12,437	12,425	12,595	12,694	13,040	12,481	12,493	12,324	12,100	11,868	11,762	11,574	11,474	11,315	11,179	11,193	10,970	10,781	10,675	10,351	10,586	10,627	10,615	10,334	10,498	10,410	10,486	10,187	10,058	10,316	10,398	10,476	10,403	10,330	10,646	10,578	10,657	10,521	10,623	10,537	10,295	10,419	10,353	10,170	10,000
Leuthold Global Fund (Institutional)
Account Value [Line Items]
Account Value	1,469,440	1,450,357	1,444,485	1,401,914	1,429,805	1,384,298	1,437,145	1,394,574	1,372,554	1,382,830	1,335,995	1,277,223	1,295,858	1,322,761	1,345,666	1,317,035	1,271,225	1,305,583	1,292,699	1,296,993	1,324,193	1,276,951	1,300,178	1,240,719	1,186,001	1,241,485	1,263,265	1,236,040	1,336,200	1,294,018	1,348,446	1,347,085	1,349,806	1,386,545	1,334,839	1,344,422	1,316,385	1,359,108	1,341,752	1,335,076	1,343,087	1,321,726	1,285,679	1,250,967	1,202,904	1,205,574	1,157,251	1,090,666	1,115,968	1,125,290	1,110,641	1,073,353	1,068,027	1,034,734	976,139	1,068,027	1,114,636		1,121,295	1,104,213	1,094,956	1,085,699	1,085,465	1,093,388	1,088,106	1,057,511	1,091,794	1,077,290	1,079,331	1,079,331	1,025,298	1,069,851	1,073,677	1,127,421	1,133,529	1,128,643	1,122,536	1,150,853	1,154,511	1,170,359	1,183,770	1,216,686	1,176,455	1,167,864	1,156,821	1,132,303	1,112,636	1,107,068	1,081,451	1,069,200	1,063,631	1,058,063	1,053,608	1,033,560	1,007,944	992,729	993,275	1,008,478	1,004,424	1,001,383	970,977	990,234	989,221	1,001,383	965,909	964,896	991,248	997,329	996,743	986,971	985,017	1,006,515	1,017,264	1,032,899	1,022,150	1,020,196	1,020,196	1,000,652	1,007,492	1,016,262	1,004,409	1,000,000
Leuthold Global Fund (Retail)
Account Value [Line Items]
Account Value	14,441	14,235	14,191	13,779	14,044	13,603	14,117	13,720	13,500	13,603	13,154	12,566	12,752	13,025	13,254	12,982	12,523	12,867	12,738	12,781	13,053	12,594	12,819	12,238	11,704	12,243	12,461	12,188	13,191	12,769	13,314	13,300	13,327	13,682	13,177	13,273	12,993	13,420	13,246	13,180	13,260	13,046	12,698	12,391	11,910	11,896	11,424	10,769	11,010	11,103	10,956	10,595	10,542	10,208	9,633	10,555	11,023		11,090	10,921	10,828	10,735	10,740	10,819	10,766	10,466	10,811	10,665	10,691	10,691	10,162	10,599	10,638	11,178	11,252	11,203	11,141	11,421	11,470	11,629	11,752	12,083	11,691	11,610	11,499	11,253	11,063	11,018	10,760	10,637	10,581	10,525	10,480	10,290	10,032	9,887	9,892	10,045	10,004	9,974	9,678	9,872	9,862	9,984	9,638	9,627	9,892	9,964	9,957	9,859	9,830	10,056	10,164	10,321	10,213	10,193	10,193	10,006	10,075	10,163	10,053	10,000
LEUTHOLD GRIZZLY SHORT FUND (No Load)
Account Value [Line Items]
Account Value	2,265.5	2,310.7	2,333.2	2,393.1	2,378.1	2,456.8	2,355.7	2,414.8	2,495.0	2,389.3	2,585.0	2,813.5	2,638.5	2,486.9	2,360.0	2,451.6	2,646.4	2,625.5	2,618.6	2,687.0	2,625.3	2,937.1	2,786.3	2,964.6	3,170.2	2,865.2	2,765.8	3,074.2	2,865.2	2,776.1	2,515.6	2,601.3	2,594.4	2,399.1	2,457.3	2,303.1	2,450.5	2,344.2	2,378.5	2,402.5	2,464.2	2,450.5	2,591.0	2,656.1	2,820.6	2,851.5	3,063.9	3,694.6	3,708.3	3,626.0	3,951.6	4,290.9	4,534.2	5,055.2	6,114.2	5,339.6	5,014.0		4,859.8	5,003.7	5,315.3	5,531.1	5,728.7	5,363.2	5,424.7	5,841.2	5,400.3	5,654.7	5,712.3	6,129.6	6,886.0	6,353.5	6,540.0	5,987.1	5,895.5	6,126.2	6,207.6	6,404.3	6,662.1	6,757.1	6,879.2	6,662.1	6,852.1	6,919.9	7,191.3	7,286.3	7,544.1	7,489.8	7,611.9	7,652.6	7,788.3	7,869.7	7,937.6	8,236.1	8,548.2	8,602.4	8,751.7	8,371.8	8,534.6	8,548.2	9,213.0	9,362.3	9,620.1	9,891.5	10,868.4	10,922.7	9,986.4	9,660.8	9,837.2	10,841.2	9,905.0	9,565.8	9,172.3	9,023.1	9,050.2	9,308.0	9,185.9	10,000.0	9,620.1	9,606.5	9,687.9	10,000.0
LEUTHOLD SELECT INDUSTRIES FUND (No Load)
Account Value [Line Items]
Account Value	28,949.4	28,583.9	28,268.6	26,928.6	26,892.8	25,803.6	27,623.7	26,570.3	25,395.2	24,936.6	23,510.6	21,569.5	22,155.3	23,264.8	23,767.8	23,147.6	21,349.0	21,528.2	21,342.1	21,128.5	21,638.4	20,466.9	21,481.3	20,116.2	18,126.3	19,922.4	20,593.7	18,993.4	21,175.2	20,735.1	22,075.9	21,913.3	22,272.2	23,558.9	22,597.3	22,954.7	21,631.8	22,846.0	22,354.0	21,874.7	22,123.9	21,561.5	20,558.2	19,082.0	18,181.0	18,187.4	17,580.3	15,709.0	16,126.2	16,465.9	15,637.5	14,695.9	14,451.6	13,402.7	11,769.9	14,219.2	15,357.4		15,548.1	15,220.4	14,867.8	14,491.3	14,456.6	14,520.3	14,219.1	13,419.8	14,143.8	13,721.0	13,697.9	13,454.6	12,302.0	13,721.0	13,482.3	14,519.0	14,939.0	14,423.3	13,923.6	14,031.2	13,834.5	14,047.1	14,302.2	14,855.0	13,962.1	14,041.8	13,718.9	13,333.8	12,852.6	12,720.9	12,513.1	12,366.2	12,183.9	11,996.4	12,062.3	11,697.5	11,459.4	11,272.0	10,522.2	10,846.4	10,942.7	10,922.4	10,456.3	10,825.1	10,587.0	10,749.1	10,115.5	9,978.8	10,879.6	11,144.3	11,148.9	10,624.4	10,884.1	11,528.5	11,393.6	11,498.5	11,178.8	11,438.6	11,273.7	10,674.3	10,959.0	10,784.2	10,404.6	10,000.0
Bloomberg Global Aggregate
Account Value [Line Items]
Account Value	9,512	9,353	9,137	8,891	8,879	8,764	8,991	8,941	9,055	9,182	8,816	8,392	8,494	8,749	8,871	8,810	8,811	8,986	8,947	8,672	8,971	8,686	8,639	8,251	8,308	8,758	9,117	8,928	9,224	9,198	9,732	10,037	10,158	10,371	10,385	10,416	10,441	10,630	10,674	10,534	10,628	10,529	10,397	10,601	10,787	10,883	10,739	10,547	10,537	10,575	10,591	10,264	10,173	10,129	9,934	10,161	10,094	10,000
S&P 500 TR
Account Value [Line Items]
Account Value	19,210	18,808	18,363	18,142	17,514	16,686	17,397	16,854	16,000	15,736	15,052	13,792	14,089	14,794	15,033	14,565	13,663	13,603	13,394	12,920	13,243	12,460	13,222	12,522	11,584	12,759	13,302	12,179	13,275	13,250	14,516	13,997	14,429	15,216	14,563	14,665	13,705	14,373	13,949	13,625	13,315	13,222	12,552	12,026	11,703	11,822	11,385	10,261	10,542	10,958	10,223	9,678	9,489	9,057	8,028	9,160	9,981	10,000
50% S&P 500 / 50% Bloomberg Global Aggregate
Account Value [Line Items]
Account Value	13,706	13,448	13,133	12,877	12,641	12,257	12,676	12,442	12,193	12,174	11,667	10,895	11,077	11,520	11,693	11,470	11,103	11,188	11,077	10,711	11,029	10,526	10,808	10,279	9,912	10,678	11,124	10,527	11,167	11,141	11,993	11,953	12,208	12,666	12,397	12,458	12,050	12,450	12,289	12,066	11,979	11,881	11,502	11,362	11,304	11,412	11,123	10,456	10,591	10,816	10,449	10,007	9,865	9,615	8,953	9,658	10,037	$ 10,000
Bloomberg Global Aggregate 1
Account Value [Line Items]
Account Value	1,058,617	1,040,902	1,016,844	989,519	988,101	975,319	1,000,570	995,092	1,007,757	1,021,857	981,082	933,984	945,283	973,729	987,234	980,445	980,522	1,000,071	995,677	965,157	998,346	966,613	961,414	918,203	924,561	974,638	1,014,679	993,557	1,026,495	1,023,700	1,083,038	1,117,056	1,130,492	1,154,145	1,155,758	1,159,149	1,161,958	1,182,978	1,187,918	1,172,314	1,182,749	1,171,744	1,157,126	1,179,822	1,200,486	1,211,153	1,195,100	1,173,758	1,172,637	1,176,870	1,178,667	1,142,237	1,132,178	1,127,233	1,105,528	1,130,867	1,123,311		1,109,153	1,102,723	1,111,148	1,103,798	1,115,141	1,092,916	1,095,962	1,072,190	1,057,865	1,061,006	1,047,887	1,053,954	1,038,148	1,017,575	1,014,403	1,025,862	1,034,782	1,033,698	1,035,426	1,040,051	1,048,000	1,065,059	1,053,842	1,063,277	1,050,756	1,047,127	1,035,626	1,039,560	1,049,009	1,038,719	1,021,543	1,022,441	1,006,860	995,637	994,110	989,433	978,403	982,919	1,023,588	1,052,808	1,047,043	1,052,154	1,044,282	1,014,652	1,028,449	1,014,949	988,244	966,717	958,412	953,344	969,394	967,350	962,445	961,327	959,178	963,397	980,936	970,613	980,060	988,061	989,626	996,487	1,000,139	1,000,000
S&P 500 TR 1
Account Value [Line Items]
Account Value	3,509,802	3,436,410	3,355,028	3,314,681	3,199,863	3,048,694	3,178,520	3,079,440	2,923,346	2,875,033	2,750,095	2,519,959	2,574,083	2,702,954	2,746,685	2,661,194	2,496,254	2,485,450	2,447,253	2,360,586	2,419,622	2,276,576	2,415,758	2,287,901	2,116,543	2,331,248	2,430,362	2,225,190	2,425,391	2,420,949	2,652,229	2,557,278	2,636,210	2,780,070	2,660,823	2,679,388	2,503,956	2,626,095	2,548,603	2,489,466	2,432,676	2,415,803	2,293,407	2,197,180	2,138,219	2,160,026	2,080,052	1,874,826	1,926,047	2,002,121	1,867,858	1,768,160	1,733,682	1,654,864	1,466,826	1,673,528	1,823,650		1,824,365	1,770,915	1,708,885	1,672,655	1,641,934	1,668,361	1,644,723	1,536,441	1,640,704	1,576,858	1,546,801	1,498,681	1,387,493	1,525,205	1,494,745	1,604,406	1,595,326	1,544,982	1,489,550	1,480,438	1,445,625	1,440,099	1,477,651	1,534,197	1,451,115	1,435,158	1,392,452	1,360,699	1,333,198	1,329,129	1,302,349	1,294,271	1,276,310	1,263,336	1,261,864	1,213,674	1,191,083	1,167,996	1,126,284	1,147,211	1,146,994	1,145,386	1,104,659	1,101,804	1,082,366	1,078,187	1,009,691	1,011,055	1,063,848	1,080,895	1,077,691	993,855	1,019,070	1,084,502	1,062,247	1,083,216	1,069,463	1,059,301	1,076,323	1,017,827	1,049,327	1,051,977	1,024,425	1,000,000
50% S&P 500 / 50% Bloomberg Global Aggregate 1
Account Value [Line Items]
Account Value	1,975,064	1,937,880	1,892,538	1,855,624	1,821,634	1,766,270	1,826,623	1,792,846	1,756,979	1,754,342	1,681,216	1,569,945	1,596,267	1,660,090	1,685,030	1,652,760	1,599,963	1,612,217	1,596,238	1,543,500	1,589,306	1,516,757	1,557,411	1,481,171	1,428,265	1,538,647	1,602,960	1,516,904	1,609,132	1,605,468	1,728,159	1,722,409	1,759,200	1,825,124	1,786,343	1,795,188	1,736,457	1,794,119	1,770,878	1,738,657	1,726,123	1,712,104	1,657,408	1,637,303	1,628,864	1,644,406	1,602,828	1,506,668	1,526,232	1,558,647	1,505,680	1,442,030	1,421,580	1,385,545	1,290,183	1,391,723	1,446,391		1,437,498	1,412,071	1,392,084	1,372,648	1,366,813	1,363,748	1,355,888	1,295,859	1,329,091	1,304,610	1,284,096	1,267,397	1,209,717	1,253,640	1,239,078	1,290,384	1,292,276	1,270,903	1,248,711	1,247,645	1,237,438	1,245,020	1,254,283	1,283,633	1,240,722	1,231,741	1,206,539	1,194,858	1,187,956	1,180,303	1,158,650	1,155,551	1,138,728	1,126,594	1,125,073	1,100,622	1,084,228	1,076,065	1,077,518	1,102,882	1,099,750	1,101,652	1,077,723	1,060,859	1,058,455	1,049,441	1,001,920	991,549	1,012,280	1,017,600	1,024,558	982,099	991,842	1,022,080	1,010,364	1,022,500	1,025,073	1,014,809	1,027,891	1,003,127	1,019,231	1,024,047	1,012,282	1,000,000
Bloomberg Global Aggregate 2
Account Value [Line Items]
Account Value	10,586	10,409	10,168	9,895	9,881	9,753	10,006	9,951	10,078	10,219	9,811	9,340	9,453	9,737	9,872	9,804	9,805	10,001	9,957	9,652	9,983	9,666	9,614	9,182	9,246	9,746	10,147	9,936	10,265	10,237	10,830	11,171	11,305	11,541	11,558	11,591	11,620	11,830	11,879	11,723	11,827	11,717	11,571	11,798	12,005	12,111	11,951	11,738	11,726	11,769	11,787	11,422	11,322	11,272	11,055	11,309	11,233		11,091	11,027	11,111	11,038	11,151	10,929	10,960	10,722	10,579	10,610	10,479	10,540	10,381	10,176	10,144	10,259	10,348	10,337	10,354	10,400	10,480	10,651	10,538	10,633	10,508	10,471	10,356	10,396	10,490	10,387	10,215	10,224	10,069	9,956	9,941	9,894	9,784	9,829	10,236	10,528	10,470	10,522	10,443	10,146	10,284	10,149	9,882	9,667	9,584	9,533	9,694	9,673	9,624	9,613	9,592	9,634	9,809	9,706	9,801	9,881	9,896	9,965	10,001	10,000
S&P 500 TR 2
Account Value [Line Items]
Account Value	35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236		18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
50% S&P 500 / 50% Bloomberg Global Aggregate 2
Account Value [Line Items]
Account Value	19,751	19,379	18,925	18,556	18,216	17,663	18,266	17,928	17,570	17,543	16,812	15,699	15,963	16,601	16,850	16,528	16,000	16,122	15,962	15,435	15,893	15,168	15,574	14,812	14,283	15,386	16,030	15,169	16,091	16,055	17,282	17,224	17,592	18,251	17,863	17,952	17,365	17,941	17,709	17,387	17,261	17,121	16,574	16,373	16,289	16,444	16,028	15,067	15,262	15,586	15,057	14,420	14,216	13,855	12,902	13,917	14,464		14,375	14,121	13,921	13,726	13,668	13,637	13,559	12,959	13,291	13,046	12,841	12,674	12,097	12,536	12,391	12,904	12,923	12,709	12,487	12,476	12,374	12,450	12,543	12,836	12,407	12,317	12,065	11,949	11,880	11,803	11,586	11,555	11,387	11,266	11,251	11,006	10,842	10,761	10,775	11,029	10,997	11,016	10,777	10,609	10,585	10,494	10,019	9,915	10,123	10,176	10,246	9,821	9,918	10,221	10,104	10,225	10,251	10,148	10,279	10,031	10,192	10,240	10,123	10,000
MSCI ACWI Net Total Return Index (USD)
Account Value [Line Items]
Account Value	2,452,572	2,396,890	2,337,523	2,300,426	2,250,304	2,162,477	2,236,261	2,168,186	2,078,970	2,066,855	1,972,127	1,805,485	1,861,455	1,941,746	1,997,566	1,927,021	1,821,275	1,840,995	1,814,911	1,760,624	1,812,573	1,691,346	1,760,624	1,633,896	1,540,904	1,704,031	1,769,166	1,653,685	1,805,916	1,803,802	1,960,747	1,919,177	1,970,061	2,071,813	1,992,125	2,041,282	1,942,145	2,025,833	1,976,366	1,962,840	1,937,310	1,907,626	1,827,713	1,780,163	1,739,866	1,747,811	1,670,263	1,486,974	1,524,023	1,574,800	1,483,971	1,409,431	1,365,790	1,308,867	1,182,219	1,366,732	1,486,825		1,503,430	1,452,290	1,417,680	1,379,913	1,351,480	1,384,317	1,380,275	1,295,447	1,377,138	1,332,155	1,315,614	1,281,340	1,187,560	1,277,554	1,259,138	1,361,141	1,355,240	1,344,680	1,305,315	1,312,419	1,310,784	1,298,386	1,326,787	1,384,950	1,310,992	1,290,191	1,265,689	1,239,940	1,216,439	1,211,796	1,178,853	1,173,517	1,148,163	1,130,541	1,116,881	1,086,404	1,057,487	1,035,126	1,027,319	1,045,058	1,038,694	1,035,211	992,443	998,488	997,231	982,724	914,922	921,259	980,387	998,392	1,006,705	933,443	968,532	1,039,813	1,030,861	1,055,714	1,057,093	1,027,287	1,043,455	988,428	1,004,127	1,023,884	1,007,040	1,000,000
50% MSCI ACWI / 50% BBG Global Agg
Account Value [Line Items]
Account Value	1,645,050	1,612,597	1,573,989	1,540,303	1,522,257	1,482,439	1,526,896	1,499,233	1,476,825	1,482,709	1,419,135	1,324,609	1,353,037	1,402,519	1,432,329	1,401,816	1,362,321	1,383,249	1,370,378	1,328,880	1,371,325	1,303,229	1,325,727	1,247,965	1,215,468	1,311,970	1,363,991	1,304,574	1,385,180	1,382,483	1,482,421	1,488,967	1,517,584	1,572,306	1,542,531	1,563,645	1,526,529	1,572,995	1,556,749	1,541,183	1,537,833	1,518,884	1,477,258	1,471,757	1,467,393	1,477,256	1,434,326	1,339,587	1,355,414	1,380,146	1,340,154	1,285,656	1,259,929	1,230,474	1,157,134	1,255,986	1,304,274		1,303,153	1,276,947	1,266,291	1,245,106	1,238,378	1,240,478	1,240,385	1,188,306	1,216,142	1,197,694	1,182,854	1,170,567	1,117,917	1,146,713	1,136,624	1,187,763	1,190,302	1,185,027	1,168,385	1,174,173	1,177,906	1,181,728	1,188,121	1,219,130	1,178,853	1,167,420	1,149,905	1,140,223	1,134,374	1,126,635	1,101,974	1,099,956	1,079,681	1,065,374	1,058,091	1,041,029	1,021,308	1,012,696	1,029,231	1,052,776	1,046,688	1,047,470	1,021,607	1,009,918	1,016,093	1,002,034	953,804	946,521	971,611	977,829	990,113	951,759	966,808	1,000,519	995,084	1,009,173	1,018,947	999,139	1,011,855	988,345	996,927	1,010,151	1,003,589	1,000,000
MSCI ACWI Net Total Return Index (USD) 1
Account Value [Line Items]
Account Value	24,526	23,969	23,375	23,004	22,503	21,625	22,363	21,682	20,790	20,669	19,721	18,055	18,615	19,417	19,976	19,270	18,213	18,410	18,149	17,606	18,126	16,913	17,606	16,339	15,409	17,040	17,692	16,537	18,059	18,038	19,607	19,192	19,701	20,718	19,921	20,413	19,421	20,258	19,764	19,628	19,373	19,076	18,277	17,802	17,399	17,478	16,703	14,870	15,240	15,748	14,840	14,094	13,658	13,089	11,822	13,667	14,868		15,034	14,523	14,177	13,799	13,515	13,843	13,803	12,954	13,771	13,322	13,156	12,813	11,876	12,776	12,591	13,611	13,552	13,447	13,053	13,124	13,108	12,984	13,268	13,850	13,110	12,902	12,657	12,399	12,164	12,118	11,789	11,735	11,482	11,305	11,169	10,864	10,575	10,351	10,273	10,451	10,387	10,352	9,924	9,985	9,972	9,827	9,149	9,213	9,804	9,984	10,067	9,334	9,685	10,398	10,309	10,557	10,571	10,273	10,435	9,884	10,041	10,239	10,070	10,000
50% MSCI ACWI / 50% BBG Global Agg 1
Account Value [Line Items]
Account Value	16,450	16,126	15,740	15,403	15,223	14,824	15,269	14,992	14,768	14,827	14,191	13,246	13,530	14,025	14,323	14,018	13,623	13,832	13,704	13,289	13,713	13,032	13,257	12,480	12,155	13,120	13,640	13,046	13,852	13,825	14,824	14,890	15,176	15,723	15,425	15,636	15,265	15,730	15,567	15,412	15,378	15,189	14,773	14,718	14,674	14,773	14,343	13,396	13,554	13,801	13,401	12,857	12,599	12,305	11,571	12,560	13,043		13,031	12,769	12,663	12,451	12,384	12,405	12,404	11,883	12,161	11,977	11,828	11,706	11,179	11,467	11,366	11,878	11,903	11,850	11,684	11,742	11,779	11,817	11,881	12,191	11,788	11,674	11,499	11,402	11,344	11,266	11,020	11,000	10,797	10,654	10,581	10,410	10,213	10,127	10,292	10,528	10,467	10,475	10,216	10,099	10,161	10,020	9,538	9,465	9,716	9,778	9,901	9,518	9,668	10,005	9,951	10,092	10,189	9,991	10,119	9,883	9,969	10,101	10,036	10,000
S&P 500 TR 3
Account Value [Line Items]
Account Value	35,098.0	34,364.1	33,550.3	33,146.8	31,998.6	30,486.9	31,785.2	30,794.4	29,233.5	28,750.3	27,500.9	25,199.6	25,740.8	27,029.5	27,466.9	26,611.9	24,962.5	24,854.5	24,472.5	23,605.9	24,196.2	22,765.8	24,157.6	22,879.0	21,165.4	23,312.5	24,303.6	22,251.9	24,253.9	24,209.5	26,522.3	25,572.8	26,362.1	27,800.7	26,608.2	26,793.9	25,039.6	26,261.0	25,486.0	24,894.7	24,326.8	24,158.0	22,934.1	21,971.8	21,382.2	21,600.3	20,800.5	18,748.3	19,260.5	20,021.2	18,678.6	17,681.6	17,336.8	16,548.6	14,668.3	16,735.3	18,236.5		18,243.7	17,709.2	17,088.8	16,726.6	16,419.3	16,683.6	16,447.2	15,364.4	16,407.0	15,768.6	15,468.0	14,986.8	13,874.9	15,252.1	14,947.4	16,044.1	15,953.3	15,449.8	14,895.5	14,804.4	14,456.2	14,401.0	14,776.5	15,342.0	14,511.2	14,351.6	13,924.5	13,607.0	13,332.0	13,291.3	13,023.5	12,942.7	12,763.1	12,633.4	12,618.6	12,136.7	11,910.8	11,680.0	11,262.8	11,472.1	11,469.9	11,453.9	11,046.6	11,018.0	10,823.7	10,781.9	10,096.9	10,110.6	10,638.5	10,809.0	10,776.9	9,938.5	10,190.7	10,845.0	10,622.5	10,832.2	10,694.6	10,593.0	10,763.2	10,178.3	10,493.3	10,519.8	10,244.3	10,000.0
S&P MidCap 400 Total Return Index
Account Value [Line Items]
Account Value	$ 26,703.4	$ 26,398.3	$ 26,419.0	$ 24,969.4	$ 25,370.4	$ 24,303.7	$ 25,860.4	$ 24,489.9	$ 23,116.9	$ 23,519.4	$ 21,633.6	$ 19,937.5	$ 21,061.6	$ 22,230.3	$ 22,892.3	$ 21,985.3	$ 20,140.3	$ 20,803.9	$ 20,968.1	$ 21,663.4	$ 22,063.3	$ 20,199.2	$ 21,383.9	$ 20,151.0	$ 18,233.0	$ 20,079.1	$ 20,722.0	$ 18,693.7	$ 20,683.5	$ 20,529.9	$ 22,100.6	$ 21,798.8	$ 21,558.6	$ 23,233.7	$ 22,110.8	$ 22,779.9	$ 21,513.6	$ 22,403.1	$ 21,975.0	$ 21,899.4	$ 22,126.0	$ 22,082.6	$ 21,131.2	$ 20,188.5	$ 18,902.8	$ 18,622.7	$ 17,482.5	$ 15,298.5	$ 14,973.1	$ 15,475.5	$ 14,950.3	$ 14,291.2	$ 14,113.9	$ 13,151.9	$ 11,518.3	$ 14,442.2	$ 15,956.9		$ 16,384.7	$ 15,937.0	$ 15,476.5	$ 15,303.6	$ 14,848.8	$ 15,498.9	$ 15,316.8	$ 14,229.3	$ 15,461.8	$ 14,864.2	$ 14,949.2	$ 14,341.3	$ 12,983.1	$ 14,639.8	$ 14,196.5	$ 15,694.7	$ 15,868.7	$ 15,377.4	$ 15,110.8	$ 15,047.5	$ 14,451.1	$ 14,488.7	$ 14,355.4	$ 15,021.2	$ 14,601.5	$ 14,569.8	$ 14,053.1	$ 13,742.2	$ 13,224.4	$ 13,430.6	$ 13,313.2	$ 13,101.1	$ 13,165.1	$ 13,056.0	$ 13,106.8	$ 12,771.8	$ 12,561.1	$ 12,292.1	$ 11,381.0	$ 11,693.8	$ 11,768.7	$ 11,710.4	$ 11,228.5	$ 11,182.0	$ 10,929.5	$ 10,797.3	$ 9,950.0	$ 9,811.5	$ 10,403.5	$ 10,855.9	$ 10,710.9	$ 10,139.7	$ 10,477.1	$ 11,096.3	$ 11,081.1	$ 11,229.1	$ 11,033.0	$ 11,200.0	$ 11,054.2	$ 10,515.5	$ 10,634.9	$ 10,547.9	$ 10,356.4	$ 10,000.0